Financial Assets and Liabilities - Summary of Officers' and Directors' Compensation (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Short-term benefits to officers and directors	R$ 177,405	R$ 102,250	R$ 88,440
Share-based payment transactions	68,209	15,441	16,823
Long-term benefits to officers and directors	5,863
Post-employment benefits	750	1,045	728
Officers' and directors' compensation	R$ 252,227	R$ 118,736	R$ 105,991